Selected Statements of Income Data (Details) - Schedule of financial income (expenses), net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of financial income (expenses), net [Abstract]
Bank charges and interest from loans offset by interest from short term deposits	$ (614)	$ (374)	$ (986)
Interest income from marketable securities, net of amortization of premium on marketable securities	100	212	284
Gain (loss) arising from foreign currency translation and other	(403)	(1,007)	855
Financial income (expenses), net	$ (917)	$ (1,169)	$ 153